Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel Salaries and Expenses [Abstract]
Schedule of personnel salaries and expenses
	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Salary compensation	216,124	205,443	214,398
Performance bonus	60,801	65,873	65,519
Legal compensation	49,463	47,028	47,284
Short-term bonuses	33,462	38,879	34,445
Long-term bonus	14,659	4,132	10,710
Stock-based benefits	(1,169)	(315)	(1,589)
Seniority compensation	27,289	25,878	22,380
Pension plans	849	(873)	1,026
Training expenses	2,487	2,659	2,887
Nursery school and kindergarten expenses	2,928	2,812	2,769
Other personnel expenses	7,915	6,159	8,841
Total	414,808	397,675	408,670